Summary of Significant Accounting Policies - Basis of Presentation (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2018 credit_facility	Dec. 31, 2020 vessel $ / shares	Dec. 31, 2019 vessel	May 11, 2020
FPSO | Offshore Production
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number Of Vessels Impaired		2
Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		42.40%	33.90%	42.00%
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		28.60%	28.70%
General Partner of Teekay LNG [Domain]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Voting Rights, Votes Per Share Owned | $ / shares		$ 5
Teekay LNG | Multi-gas carrier
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number Of Vessels Impaired	4	7
Teekay Parent [Member] | FPSO
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number Of Vessels Impaired		1
Teekay Parent [Member] | FPSO | FPSO
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number Of Vessels Impaired		2	1
Common Class B | Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock Maximum Voting Power		49.00%